SHARE CAPITAL (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Number of common shares	64,676	56,378	49,115
Number of common shares, value	$ 126,684	$ 108,196	$ 92,125